Provision for tax, civil and labor losses and Judicial deposits (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Contingent Liabilities [Abstract]
Beginning balance		R$ 697,990	R$ 651,252
Additions		17,829	5,243
Reversals		(387,573)	(15,384)
Interest		(168,634)	58,368
Payments		(2,489)	(1,489)
Ending balance		157,123	697,990
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Finance income		206,961
Finance expense		(38,218)	(58,265)
General and administrative expenses, Additions		(17,826)	(5,223)
General and administrative expenses, Reversals		134,548	14,834
Income tax and social contribution, Reversals		177,993	27
Indemnification asset Former owner, Reversals		75,032
Addition (Total)		(17,829)	(5,243)
Reversal (Total)		387,573	15,384
Interest (Total)		168,634	(58,368)
Tax proceedings
Reconciliation Of Changes In Contingent Liabilities [Abstract]
Beginning balance	[1]	676,255	623,189
Additions	[1]	383	0
Reversals	[1]	(385,685)	(1,286)
Interest	[1]	(180,104)	54,352
Payments	[1]	0	0
Ending balance	[1]	110,849	676,255
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Addition (Total)	[1]	(383)	0
Reversal (Total)	[1]	385,685	1,286
Interest (Total)	[1]	180,104	(54,352)
Labor proceedings
Reconciliation Of Changes In Contingent Liabilities [Abstract]
Beginning balance	[2]	21,615	27,567
Additions	[2]	3,261	5,054
Reversals	[2]	(1,629)	(13,589)
Interest	[2]	1,421	3,977
Payments	[2]	(2,370)	(1,394)
Ending balance	[2]	22,298	21,615
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Addition (Total)	[2]	(3,261)	(5,054)
Reversal (Total)	[2]	1,629	13,589
Interest (Total)	[2]	(1,421)	(3,977)
Civil proceedings
Reconciliation Of Changes In Contingent Liabilities [Abstract]
Beginning balance		120	496
Additions		14,185	189
Reversals		(259)	(509)
Interest		10,049	39
Payments		(119)	(95)
Ending balance		23,976	120
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Addition (Total)		(14,185)	(189)
Reversal (Total)		259	509
Interest (Total)		(10,049)	(39)
Contingent Liabilities Related to Expenses [Member]
Reconciliation Of Changes In Contingent Liabilities [Abstract]
Additions		17,826	(5,223)
Reversals		(312,541)	(14,861)
Interest		(168,743)	58,265
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Addition (Total)		(17,826)	5,223
Reversal (Total)		312,541	14,861
Interest (Total)		168,743	(58,265)
Contingent Liabilities Related Indemnification Asset Former Owner [Member]
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Indemnification asset Former owner, Additions		(3)	(20)
Indemnification asset Former owner, Reversals		75,032	523
Indemnification asset Former owner, Interest		R$ (109)	R$ (103)

[1]	Primarily refers tax assessment notices issued by the tax authority to the "Predecessor," derived from disallowances of operational and financial expenses, as well as isolated fines related to the acquisition of the Anglo Group in 2010 and subsequent restructuring. In the year 2024, considering the analysis and opinion of legal advisors, the Company decided to partially reverse the amounts initially provisioned. Reversal amount of the R$ 385,685 considers: (i) R$ 102,431 related to the reversal of the principal portion (presented as note 25), (ii) R$ 177,993 related to reversal of the income tax and social contribution (presented as note 22.a), (iii) R$ 75,032 related to a reversal of the indemnification asset. Interest amount of the R$ 180,104 comprises R$ 206,961 related to the reversal of the interest and fines (presented as note 26).
[2]	The Company is a party to labor demands, which mostly refer to proportional vacation, salary difference, night shift premium, overtime and social charges, among others. There are no individual labor demands with material amounts that require specific disclosure.